CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2014 USD ($)	Jun. 30, 2014 ILS	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 15		$ 15
Ordinary shares, par value per share		0.4		0.4
Ordinary shares, shares authorized	32,500,000	32,500,000	32,500,000	32,500,000
Ordinary shares, shares outstanding	15,179,196	15,179,196	14,527,292	14,527,292
Ordinary shares, shares issued	15,179,196	15,179,196	14,527,292	14,527,292